Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,
	2016	2017
Office building	$51,638	$55,104
Plant and machinery	11,483	12,168
Software application	7,731	7,521
Furniture, fixtures and equipment	4,068	3,316
Leasehold improvements	3,814	952
Motor vehicles	744	86

	79,478	79,147
Less: accumulated depreciation	(30,307)	(29,347)
Impairment of long-lived assets	(26)	(28)

Property, plant and equipment, net	$49,145	$49,772

Construction in progress	69,792	84,696

Property, plant and equipment, net for discontinued operations, which were included in other assets held for sale, consisted of the following:

	December 31,
	2016	2017
Office building	$35,321	$—
Less: accumulated depreciation	(860)	—

Property, plant and equipment, net	$34,461	$—

Construction in progress	$75,869	$—

The Group recorded depreciation expenses of $3,532, $3,436 and $2,537 for the years ended December 31, 2015, 2016 and 2017, respectively. The Group recorded depreciation of property for discontinued operations of $74, $259 and $nil for the years ended December 31, 2015, 2016 and 2017, respectively.

The property owned by Techfaith Shanghai with a carrying value of $3,486 at December 31, 2016 was pledged for a twelve-month loan of $2,880 (RMB 20 million) from Beijing International Trust Co., Ltd., a third party financial institution, through the Shuangxiu Branch of Beijing Bank to Techfaith China. In October 2016, Techfaith China repaid the principle of $1,440 (RMB 10 million). On April 5, 2017, Techfaith China repaid the remaining principle of $1,440 (RMB 10 million) and the pledge was released accordingly.

The property owned by Techfaith Shanghai with a carrying value of $3,621 at December 31, 2017 was pledged for a twelve-month loan of $3,842 (RMB 25 million) from Beijing International Trust Co., Ltd., a third party financial institution, through the Shuangxiu Branch of Beijing Bank to Techfaith China.

The properties owned by Techfaith Hangzhou with a carrying value of $36,563 at December 31, 2017, was pledged for a ten-year credit of $27,585 (RMB 191.5 million) from Hangzhou Xiaoshan Branch of China Citic Bank to Techfaith Hangzhou. Under this credit line, Techfaith Hangzhou obtained a ten-year loan of $12,963 (RMB 90 million) to repay the loans from the subsidiaries of the Group on June 20, 2016.

Part of the properties of Techfaith Intelligent Handset Beijing with a carrying value of $9,553 at December 31, 2016 was pledged for a bank credit of $6,148 (RMB40 million) to an EMS factory of the Group to fund the capital demand for production.